Intangible Assets - Summary of Changes in Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 407	$ 424	$ 462
Ending balance		531	407	424
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,505	1,496	1,490
Increases		90	33	29
Translation effect		(12)	(60)	(32)
Adjustment for inflation	[1]	51	36	35
Decreases, reclassifications and other movements		62	0	(26)
Ending balance		1,696	1,505	1,496
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,098	1,072	1,028
Increases		43	37	43
Translation effect		(7)	(29)	(10)
Adjustment for inflation	[1]	31	18	11
Ending balance		1,165	1,098	1,072
Service concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		261	258	260
Ending balance		320	261	258
Service concessions [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		964	933	908
Increases		86	31	25
Ending balance		1,050	964	933
Service concessions [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		703	675	648
Increases		27	28	27
Ending balance		730	703	675
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		110	110	136
Ending balance		110	110	110
Exploration rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		110	110	136
Decreases, reclassifications and other movements				(26)
Ending balance		110	110	110
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		36	56	66
Ending balance		101	36	56
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		431	453	446
Increases		4	2	4
Translation effect		(12)	(60)	(32)
Adjustment for inflation	[1]	51	36	35
Decreases, reclassifications and other movements		62		0
Ending balance		536	431	453
Other intangibles [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		395	397	380
Increases		16	9	16
Translation effect		(7)	(29)	(10)
Adjustment for inflation	[1]	31	18	11
Ending balance		$ 435	$ 395	$ 397

[1]	Corresponds to adjustment for inflation of opening balances of intangible assets of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.